Employee Benefit Plans (Unfunded) - Schedule of Gratuity (Details) - Gratuity [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$ 291,569	$ 347,647	$ 352,492	$ 286,713	$ 286,713
Service cost	15,629	20,975	50,152	71,084
Interest cost	3,891	3,748	13,867	13,541
Actuarial loss/ (gain)	12,118	17,989	54,353	61,594
Benefits paid	(38,337)	(39,713)	(184,366)	(78,390)
Effect of exchange rate changes	(6,261)	(230)	(7,889)	(4,126)
PBO at the end of the period	278,609	350,416	278,609	350,416	352,492
Accrued pension liability
Current liability	78,460	88,040	78,460	88,040
Non-current liability	200,149	262,376	200,149	262,376
Total	278,609	350,416	278,609	350,416	$ 352,492
Accumulated benefit obligation	$ 216,993	$ 254,630	$ 216,993	$ 254,630